TABLE OF CONTENTS
--------------------------------------------------
 THE GUARDIAN PARK AVENUE FUND
--------------------------------------------------
  PORTFOLIO MANAGERS INTERVIEW                  2
--------------------------------------------------
  FUND PROFILE                                  4
--------------------------------------------------
 THE GUARDIAN VARIABLE ACCOUNT 1                6
--------------------------------------------------
 THE GUARDIAN VARIABLE ACCOUNT 2                7
--------------------------------------------------
 COMBINED NOTES TO FINANCIAL STATEMENTS         8
--------------------------------------------------
 THE GUARDIAN PARK AVENUE FUND
--------------------------------------------------
  SCHEDULE OF INVESTMENTS                      10
--------------------------------------------------
  FINANCIAL STATEMENTS                         15
--------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS                17
--------------------------------------------------
  FINANCIAL HIGHLIGHTS                         21
--------------------------------------------------

--------------------------------------------------------------------------------
 THE GUARDIAN PARK AVENUE FUND
--------------------------------------------------------------------------------
 OBJECTIVE: Long-term growth of capital
------------------------------------------------
 PORTFOLIO: At least 80% common stocks and
            securities convertible into
            common stocks
------------------------------------------------
 INCEPTION: June 1, 1972
------------------------------------------------
 NET ASSETS AT JUNE 30, 1998: $3,216,233,759
------------------------------------------------

       "WHILE MANY FOREIGN ECONOMIES WERE EXPERIENCING DIFFICULTIES, THE DOMESTIC ECONOMY CONTINUED RECEIVING ACCOLATES. . . IN OUR PORTFOLIO, WE TRIED TO CAPITALIZE ON THIS STATE OF AFFAIRS BY OVERWEIGHTING STABLE, HIGH-QUALITY GROWTH STOCKS IN WHICH THE PREPONDERANCE OF THE ISSUERS' INCOME CAME FROM THE U.S."


                                                   --FRANK J. JONES, PH.D.
                                                           Co-Portfolio Manager

--------------------------------------------------------------------------------
THE GUARDIAN PARK AVENUE FUND
-----------------------------



[PHOTO]                      [PHOTO]                      [PHOTO]



Frank J. Jones, Ph.D.        Larry Luxenberg, C.F.A.      John B. Murphy, C.F.A.
Co-Portfolio Manager         Co-Portfolio Manager         Co-Portfolio Manager


Q. U.S. STOCK MARKET AVERAGES CONTINUED THEIR POWERFUL ADVANCE IN THE FIRST HALF OF 1998, ALTHOUGH THE PERFORMANCE FOR THE BROAD MARKET WAS MORE VARIED. HOW DID THE FUND PERFORM DURING THIS TIME?

A. The Guardian Park Avenue Fund advanced 13.79% in the first half of the year,(1) compared with a total return of 17.68% for the S&P 500.(2) Over the last twelve months, the Fund was up 29.58%, nearly equal to the S&P 500's 30.03% total return and ahead of the 25.56% total return of the Lipper Average U.S. Growth Fund.(3)

Q. WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING THIS PERIOD?

A. Two notable policies have contributed to the Fund's recent performance. First, for most of the last four years, we have anticipated that large stocks would outperform smaller ones. Over the last three years we have increased our portfolio's weighted average market capitalization by $46.3 billion to a total of $61.2 billion as of June 30, 1998, as shown below.


                          THE GUARDIAN PARK AVENUE FUND
                     WEIGHTED AVERAGE MARKET CAPITALIZATION
                                  ($ Billions)

                           6/30/95            $14.9
                           6/30/96            $34.7
                           6/30/97            $46.1
                           6/30/98            $61.2


     Secondly, we recognized early on that the economic problems in Asia would have profound and long-lasting effects on the economies of major countries throughout the world. We have lowered our holdings in companies whose profits were heavily dependent on Asia.

     The last year has been an unusual period in which the very largest stocks have dominated the stock market averages. Performance has been concentrated in a handful of huge companies such as Microsoft, General Electric and Pfizer. Part of the phenomenon can be attributed to economic fundamentals. In addition, an influx of foreign money, which generally seeks out the household names first, has had an impact. Then, too, with the current worldwide economic volatility, investors place a premium on safety.

     While there is no telling how long these trends will continue, we believe they are powerful. As of mid-year, our portfolio was positioned to benefit from a continuation of these trends into the third quarter.

--------------------------------------------------------------------------------

(1) Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. Total return represents total return for Class A shares--return for Class B shares would be lower to reflect higher operating expenses associated with the B share class. Total return figures do not take into account the current maximum sales charges except where noted. Returns represent past performance and are not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Prior to August 25, 1988, shares of the Fund were offered at a higher sales charge, so actual returns would have been somewhat lower.

(2) The S&P 500 Index is an unmanaged index of 500 large-cap U.S. stocks that is generally considered to be representative of U.S. stock market activity. The S&P 500 Index is not available for direct investment and its returns do not reflect the fees and expenses that have been deducted from the Fund. Likewise, return figures for the S&P 500 Index do not reflect any sales charges that an investor may have to pay when purchasing or redeeming shares of the Fund.

(3) Lipper Analytical Services, Inc. is an independent mutual fund monitoring and rating service. Its database of performance information is based on historical total returns, which assume the reinvestment of dividends and distributions, and the deduction of all fund expenses. Lipper returns do not reflect the deduction of sales loads, and performance would be different if sales loads were deducted.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


Q. WERE THERE ANY OTHER IMPORTANT STRATEGIES THAT YOU USED TO MANAGE THE FUND?

A. While many foreign economies were experiencing difficulties, the domestic economy continued receiving accolades. Pundits competed to heap praise on the most balanced economic recovery in a generation. Among the most popular nicknames were the "Goldilocks Economy" (not too hot, not too cold, just right) and "Supertanker America."

   In our portfolio, we tried to capitalize on this state of affairs by overweighting stable, high-quality growth stocks in which the preponderance of the issuers' income came from the U.S. In addition, we sought to benefit from the gradual reduction in domestic interest rates, a nearly unprecedented situation this late in a U.S. recovery. Employment remained strong, consumer confidence soared, and inflation was on the verge of disappearing.

Q. WHAT ARE THE PORTFOLIO'S WEIGHTS IN DIFFERENT SECTORS AND HOW HAVE THESE AFFECTED PERFORMANCE THIS YEAR?

A. Our sector weights are generally unchanged from last year. Our largest weighting remained in financial stocks. At mid-year, 27% of the portfolio was in financials compared to 17.7% for the S&P 500. Financials continue to benefit from the continuing decline in interest rates, stable economic growth, and industry consolidation.

   Our second largest concentration was in consumer staples with 14.6%, although that was under the S&P's 22.6% weighting. We have been increasing our weighting in the pharmaceutical companies but have been underweighted in such areas as tobacco and food. Pharmaceutical companies are benefiting from a golden age of discovery of important new medicines. Given the strong increase in disposable income, we have been gradually increasing our weighting in additional areas that would benefit, such as retail and homebuilders.

Q. WHAT PROBLEMS DO YOU FORESEE LOOMING THAT COULD UPSET THIS HAPPY STATE OF AFFAIRS?

A. The biggest concern at mid-summer had to be the continuing difficulties in Asia, including Japan. The huge contraction in economic activity there casts a shadow over worldwide commerce. If the economies of mainland Asia and Japan do not begin a bottoming process, there is a risk of spreading deflationary pressures and social chaos. Leaders worldwide recognize the scope and severity of the problems, and we are hopeful that they will act prudently.

   In the U.S., corporations have had their highest profit margins since the mid-1960's. They have benefited from a period of intense cost-cutting and reorganization, effective deployment of technology and telecommunications, and progressive management. Most companies now have little ability to raise prices and those most exposed to foreign competition must continually find new ways to lower prices. At the same time, a scarcity of workers has put pressure on wages for the first time in this recovery. As a consequence, corporate profits now seem likely to be squeezed and are particularly vulnerable to any revenue shortfalls.

   An unknown wild card is the ability of corporations and governments worldwide to adapt their computer systems to the new millenium, the "Y2K" problem. While predictions of doom are increasing, no one seems to know with any certainty what the end result will be. Hopefully, the feverish and expensive efforts underway will be successful.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE GUARDIAN PARK AVENUE FUND PROFILE
AS OF JUNE 30, 1998
--------------------------------------------

    ----------------------------------------          SECTOR WEIGHTINGS OF
    TOP 10 HOLDINGS AS OF 6/30/98                      COMMON STOCKS HELD
    ----------------------------------------      BY THE FUND ON JUNE 30, 1998
     1. Microsoft Corp.                3.15%
    ----------------------------------------
     2. General Electric Co.           2.83%       [GRAPHICAL REPRESENTATION
    ----------------------------------------             OF PIE CHART]
     3. Pfizer, Inc.                   2.49%
    ----------------------------------------       Financial--27.1%
     4. Exxon Corp.                    2.44%       Credit Cyclicals--0.5%
    ----------------------------------------       Conglomerates--1.0%
     5. Int'l Business Machines        2.16%       Consumer Services--2.2%
    ----------------------------------------       Transportation--3.2%
     6. Storage Technology Corp.       2.00%       Basic Industries--4.4%
    ----------------------------------------       Capital Goods--4.8%
     7. Wal-Mart Stores, Inc.          1.90%       Utilities--8.5%
    ----------------------------------------       Energy--8.8%
     8. Chase Manhattan Corp.          1.81%       Consumer Staples--14.6%
    ----------------------------------------       Capital Goods-
     9. BellSouth Corp.                1.80%                 Technology--13.0%
    ----------------------------------------       Consumer Cyclical--11.9%
    10. Ford Motor Co.                 1.73%
    ----------------------------------------
    For a complete list of portfolio holdings,
    please see the Schedule of Investments.
    ----------------------------------------

----------------------------------------------------------------------------------------------------------
               AVERAGE ANNUAL RETURNS(1) FOR PERIODS ENDED 6/30/98

                                                 Inception                                         Since
                                                   Date     1 Year      5 Years    10 Years      Inception
----------------------------------------------------------------------------------------------------------
 Class A Shares (with sales charge)              6/1/72      23.75%      21.03%     17.97%         16.78%
 At Net Asset Value (without sales charge)                   29.58%      22.15%     18.51%         16.98%
----------------------------------------------------------------------------------------------------------
 Class B Shares (with sales charge)              5/1/96      25.44%        N/A        N/A          29.68%
 At Net Asset Value (without sales charge)                   28.44%        N/A        N/A          30.37%
----------------------------------------------------------------------------------------------------------
 S&P 500 Index                                               30.03%      22.98%     18.44%         13.45%
                                                                                                  (6/1/72)
----------------------------------------------------------------------------------------------------------


(1) Total return figures shown are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. Total return figures for Class A shares do not take into account the current maximum sales charge of 4.5%, except where indicated. Prior to August 25, 1988, Class A shares of the Fund were offered at a higher sales charge, so actual returns would have been somewhat lower. Total return figures for Class B shares do not take into account the contingent deferred sales charge applicable to such shares (maximum of 3%), except where noted. Returns represent past performance and are not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

--------------------------------------------------------------------------------
4

--------------------------------------------------------------------------------
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

                  [GRAPHICAL REPRESENTATION OF MOUNTAIN CHART]

           The Guardian                            Lipper U.S.
         Park Avenue Fund        S&P 500          Equity Growth         Cost of
            (Class A)             Index            Fund Average         Living
           -----------         -----------         -----------        ----------
6/1/72      1    9550           1   10000           1   10000         1   10000
1972        2    9352           2    9791           2    9746         2   10072
            3    9495           3   10173           3    9548         3   10169
            4    9919           4   10936           4   10002         4   10266
1973        5    8954           5   10404           5    8773         5   10483
            6    7758           6    9802           6    7699         6   10676
            7    9104           7   10271           7    8788         7   10918
            8    8355           8    9320           8    7686         8   11184
1974        9    8898           9    9061           9    7492         9   11546
           10    8095          10    8376          10    6661        10   11836
           11    6816          11    6276          11    5224        11   12222
           12    7016          12    6861          12    5701        12   12536
1975       13    9052          13    8434          13    7001        13   12754
           14   10222          14    9724          14    8176        14   12923
           15    9524          15    8662          15    7174        15   13188
           16   10311          16    9410          16    7588        16   13430
1976       17   12315          17   10819          17    8924        17   13527
           18   12926          18   11077          18    9084        18   13696
           19   13570          19   11281          19    9043        19   13913
           20   14714          20   11627          20    9483        20   14106
1977       21   14578          21   10762          21    8951        21   14396
           22   15548          22   11107          22    9480        22   14614
           23   15171          23   10794          23    9340        23   14807
           24   15894          24   10765          24    9674        24   15048
1978       25   16186          25   10235          25    9527        25   15314
           26   17952          26   11100          26   10724        26   15700
           27   19593          27   12062          27   11821        27   16063
           28   18195          28   11455          28   11002        28   16401
1979       29   19967          29   12263          29   11945        29   16884
           30   20459          30   12583          30   12544        30   17440
           31   22475          31   13535          31   13793        31   17971
           32   23489          32   13539          32   14501        32   18575
1980       33   22448          33   12987          33   13536        33   19348
           34   24637          34   14722          34   15484        34   19928
           35   27183          35   16363          35   18053        35   20266
           36   28544          36   17908          36   19852        36   20870
1981       37   30553          37   18146          37   20432        37   21401
           38   30553          38   17726          38   20347        38   21860
           39   28041          39   15910          39   17993        39   22488
           40   30196          40   17010          40   19380        40   22729
1982       41   28244          41   15773          41   18074        41   22874
           42   28221          42   15682          42   18100        42   23430
           43   32078          43   17473          43   20123        43   23599
           44   37863          44   20656          44   24326        44   23599
1983       45   42172          45   22720          45   27061        45   23696
           46   49604          46   25228          46   30611        46   24010
           47   48521          47   25185          47   29869        47   24251
           48   48698          48   25281          48   29333        48   24493
1984       49   46645          49   24675          49   27414        49   24855
           50   47823          50   24028          50   26721        50   25048
           51   53052          51   26344          51   28574        51   25290
           52   54864          52   26823          52   28930        52   25483
1985       53   61530          53   29283          53   31492        53   25797
           54   65012          54   31410          54   33601        54   25966
           55   60468          55   30132          55   32193        55   26111
           56   72960          56   35290          56   37156        56   26449
1986       57   87231          57   40238          57   42720        57   26353
           58   93553          58   42592          58   44999        58   26425
           59   82542          59   39627          59   41062        59   26570
           60   86371          60   41842          60   42571        60   26763
1987       61  106898          61   50759          61   51317        61   27126
           62  104621          62   53272          62   52563        62   27440
           63  111995          63   56777          63   55749        63   27729
           64   88927          64   43977          64   44085        64   27947
1988       65  100335          65   46480          65   47392        65   28164
           66  107311          66   49515          66   50056        66   28502
           67  105853          67   49653          67   49730        67   28913
           68  107404          68   51158          68   50482        68   29179
1989       69  117426          69   54775          69   54123        69   29656
           70  124277          70   59546          70   58562        70   29976
           71  135522          71   65881          71   64497        71   30169
           72  133003          72   67206          72   63984        72   30531
1990       73  131154          73   65183          73   62581        73   31087
           74  131990          74   69211          74   67101        74   31401
           75  111333          75   59736          75   56465        75   32029
           76  116611          76   65046          76   61087        76   32415
1991       77  138452          77   74504          77   71872        77   32633
           78  136860          78   74303          78   71176        78   32874
           79  149259          79   78263          79   76341        79   33116
           80  157618          80   84775          80   83235        80   33382
1992       81  162078          81   82672          81   82319        81   33647
           82  159469          82   84210          82   80113        82   33889
           83  167044          83   86846          83   82496        83   34106
           84  189879          84   91214          84   89848        84   34396
1993       85  208278          85   95200          85   92144        85   34686
           86  215651          86   95619          86   92749        86   34879
           87  234327          87   98067          87   97203        87   35048
           88  228375          88  100342          88   99458        88   35338
1994       89  221843          89   96569          89   96044        89   35556
           90  219203          90   96936          90   93504        90   35773
           91  227686          91  101657          91   98580        91   36087
           92  225091          92  101617          92   97271        92   36280
1995       93  245506          93  111514          93  104431        93   36546
           94  271285          94  122063          94  114202        94   36836
           95  298576          95  131706          95  123909        95   37005
           96  302248          96  139569          96  126735        96   37126
1996       97  317905          97  147050          97  133553        97   37585
           98  334627          98  153579          98  139376        98   37850
           99  348213          99  158217          99  143418        99   38019
          100  382268         100  171365         100  150775       100   38331
1997      101  386091         101  176009         101  148815       101   38712
          102  452576         102  206652         102  172283       102   39010
          103  502902         103  222048         103  190631       103   39400
          104  515475         104  228376         104  188286       104   39873
1998      105  570785         105  260189         105  212500       105   40271
6/30/98   106  586539         106  268697         106  216367       106   40497


A hypothetical $10,000 investment in Class A shares made at the inception of The Guardian Park Avenue Fund on June 1, 1972 has a starting point of $9,550, which reflects the current maximum sales charge for Class A shares of 4.5%. This investment would have grown to $586,539 on June 30, 1998. We compare our performance to that of the S&P 500 Index, which is an unmanaged index that is generally considered the performance benchmark of the U.S. stock market. While you cannot invest directly in the S&P 500 Index, a similar hypothetical investment would now be worth $268,697. The Fund also fared well relative to other U.S. growth funds. The average return of U.S. equity growth funds reported by Lipper Analytical Services, Inc. measures the performance of other funds with investment objectives and policies similar to those of The Guardian Park Avenue Fund. The average of U.S. growth funds on the same $10,000 investment over the same time period would have been $216,367. The Cost of Living, as measured by the Consumer Price Index, which is generally representative of the level of U.S. inflation, is also provided to lend a more complete understanding of the investment's real worth.

--------------------------------------------------------------------------------

                                         THE GUARDIAN VARIABLE ACCOUNT 1

                                       STATEMENT OF ASSETS AND LIABILITIES
                                            JUNE 30, 1998 (UNAUDITED)

ASSETS
  Investment in The Guardian Park Avenue Fund (1,196,433 shares at net asset
    value of $51.31 per share; FIFO Cost, $29,071,143) .........................                   $61,388,960
                                                                                                   -----------
LIABILITIES
  Due to The Guardian Insurance & Annuity Company, Inc. ........................                       217,639
                                                                                                   -----------
NET ASSETS -- NOTE 3 ...........................................................                   $61,171,321
                                                                                                   ===========

                                             STATEMENT OF OPERATIONS
                                    SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)
INVESTMENT INCOME
  Income:
    Reinvested dividends .......................................................                   $   194,799
  Expense:
    Mortality and expense risk charges -- Note 4 ...............................                       331,445
                                                                                                   -----------
  Net investment income/(expense) ..............................................                      (136,646)
                                                                                                   -----------
REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
  Net realized gain/(loss) from sale of investments ............................                     2,868,650
  Reinvested realized gain distributions .......................................                     1,164,706
  Unrealized appreciation/(depreciation) of investments:
    End of period ..............................................................  $32,317,816
    Beginning of period ........................................................   28,921,886
                                                                                  -----------
    Change in unrealized appreciation/(depreciation) ...........................                     3,395,930
                                                                                                   -----------
  Net realized and unrealized gain/(loss) from investments .....................                     7,429,286
                                                                                                   -----------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ................                   $ 7,292,640
                                                                                                   ===========


                                       STATEMENTS OF CHANGES IN NET ASSETS
                                                                                  SIX MONTHS        YEAR ENDED
                                                                                     ENDED          DECEMBER 31,
                                                                                 JUNE 30, 1998         1997
                                                                                  (UNAUDITED)        (AUDITED)
                                                                                 -------------     -------------
INCREASE/(DECREASE) FROM OPERATIONS
  Net investment income/(expense) ..............................................  $  (136,646)     $  (266,205)
  Net realized gain/(loss) from sale of investments ............................    2,868,650        5,922,200
  Reinvested realized gain distributions .......................................    1,164,706        4,970,257
  Change in unrealized appreciation/(depreciation) of investments ..............    3,395,930        4,162,357
                                                                                  -----------      -----------
  Net increase/(decrease) resulting from operations ............................    7,292,640       14,788,609
                                                                                  -----------      -----------
CONTRACT TRANSACTIONS
  Net contract purchase payments ...............................................       89,390          207,486
  Redemptions and annuity benefits .............................................   (2,390,175)      (6,061,274)
                                                                                  -----------      -----------
  Net increase/(decrease) from contract transactions ...........................   (2,300,785)      (5,853,788)
                                                                                  -----------      -----------
ACTUARIAL INCREASE IN RESERVES FOR CONTRACTS IN PAYMENT PERIOD .................      161,464          163,150
                                                                                  -----------      -----------
TOTAL INCREASE/(DECREASE) IN NET ASSETS ........................................    5,153,319        9,097,971
NET ASSETS AT DECEMBER 31, 1997 ................................................   56,018,002       46,920,031
                                                                                  -----------      -----------
NET ASSETS AT JUNE 30, 1998 -- NOTE 3 ..........................................  $61,171,321      $56,018,002
                                                                                  ===========      ===========

                                        See notes to financial statements.

                                         THE GUARDIAN VARIABLE ACCOUNT 2

                                       STATEMENT OF ASSETS AND LIABILITIES
                                            JUNE 30, 1998 (UNAUDITED)

ASSETS
  Investment in The Guardian Park Avenue Fund (367,928 shares at net asset
    value of $51.31 per share; FIFO Cost, $8,728,034) ..........................                   $18,878,364
                                                                                                   -----------
LIABILITIES
  Annuitant Mortality Fluctuation Fund .........................................                        41,463
  Due to The Guardian Insurance & Annuity Company, Inc. ........................                       133,316
                                                                                                   -----------
  Total Liabilities ............................................................                       174,779
                                                                                                   -----------
NET ASSETS -- NOTE 3 ...........................................................                   $18,703,585
                                                                                                   ===========

                                             STATEMENT OF OPERATIONS
                                    SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)
INVESTMENT INCOME
  Income:
    Reinvested dividends .......................................................                   $    60,033
  Expense:
    Mortality and expense risk charges -- Note 4 ...............................                       106,102
                                                                                                   -----------
  Net investment income/(expense) ..............................................                       (46,069)
                                                                                                   -----------
REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
  Net realized gain/(loss) from sale of investments ............................                       387,223
  Reinvested realized gain distributions .......................................                       358,941
  Unrealized appreciation/(depreciation) of investments:
    End of period ..............................................................  $10,150,329
    Beginning of period ........................................................    8,636,905
                                                                                  -----------
    Change in unrealized appreciation/(depreciation) ...........................                     1,513,424
                                                                                                   -----------
  Net realized and unrealized gain/(loss) from investments .....................                     2,259,588
                                                                                                   -----------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ................                   $ 2,213,519
                                                                                                   ===========

                                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SIX MONTHS        YEAR ENDED
                                                                                     ENDED         DECEMBER 31,
                                                                                 JUNE 30, 1998         1997
                                                                                  (UNAUDITED)        (AUDITED)
                                                                                 -------------    --------------
INCREASE/(DECREASE) FROM OPERATIONS
  Net investment income/(expense) ..............................................  $   (46,069)     $   (92,500)
  Net realized gain/(loss) from sale of investments ............................      387,223        1,877,236
  Reinvested realized gain distributions .......................................      358,941        1,507,893
  Change in unrealized appreciation/(depreciation) of investments ..............    1,513,424        1,182,665
                                                                                  -----------      -----------
  Net increase/(decrease) resulting from operations ............................    2,213,519        4,475,294
                                                                                  -----------      -----------
CONTRACT TRANSACTIONS
  Net contract purchase payments ...............................................        1,818            5,691
  Redemptions and annuity benefits .............................................     (434,877)      (1,968,584)
                                                                                  -----------      -----------
  Net increase/(decrease) from contract transactions ...........................     (433,059)      (1,962,893)
                                                                                  -----------      -----------
ACTUARIAL INCREASE IN RESERVES FOR CONTRACTS IN PAYMENT PERIOD .................        7,880           33,419
                                                                                  -----------      -----------
TOTAL INCREASE/(DECREASE) IN NET ASSETS ........................................    1,788,340        2,545,820
NET ASSETS AT DECEMBER 31, 1997 ................................................   16,915,245       14,369,425
                                                                                  -----------      -----------
NET ASSETS AT JUNE 30, 1998 -- NOTE 3 ..........................................  $18,703,585      $16,915,245
                                                                                  ===========      ===========

                                        See notes to financial statements.

                         THE GUARDIAN VARIABLE ACCOUNT 1
                         THE GUARDIAN VARIABLE ACCOUNT 2
                          NOTES TO FINANCIAL STATEMENTS
                            JUNE 30, 1998 (UNAUDITED)

NOTE 1 -- ORGANIZATION

     The Guardian Variable Account 1 (VA-1) and The Guardian Variable Account 2 (VA-2) are registered unit investment trusts under the Investment Company Act of 1940, as amended, established by The Guardian Insurance & Annuity Company, Inc.
(GIAC). GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America (Guardian Life). The mutual fund available under the contracts supported by VA-1 and VA-2 is The Guardian Park Avenue Fund (the Fund). The Fund has an investment advisory agreement with Guardian Investor Services Corporation, a wholly owned subsidiary of GIAC. The VA-2 Separate Account has two divisions, the VA-2 Division and the VA-19 Division. All VA-2 Separate Account contract payments received subsequent to January 1, 1981 have been allocated to the VA-19 Division.

     Under applicable insurance law, the assets and liabilities of VA-1 and VA-2 are clearly identified and distinguished from the other assets and liabilities of GIAC. The assets of VA-1 and VA-2 will not be charged with any liabilities arising out of any other business conducted by GIAC, but the obligations of VA-1 and VA-2, including the promise to make annuity payments, are obligations of GIAC.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of the significant accounting policies of both VA-1 and VA-2.

   Investments

     (a) Net proceeds from the sale of variable annuity contracts are invested in shares of the Fund at the net asset value of the Fund's shares. All distributions made by the Fund are reinvested in shares of the Fund. (b) The market value of investments in the Fund is based on the net asset value at the close of the period. (c) Investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date. (d) The cost of Fund shares sold is determined on a first in, first out (FIFO) basis.

     During the six months ended June 30, 1998 and the year ended December 31, 1997, VA-1 purchases of shares of the Fund aggregated $2,354,879 and $6,179,259, respectively, and VA-2 purchases aggregated $439,189 and $1,816,188, respectively. Aggregate sales of shares of the Fund amounted to $3,606,160 and $7,720,861 for VA-1 and $513,274 and $2,536,452 for VA-2 for the six months ended June 30, 1998 and the year ended December 31, 1997, respectively.

   The Annuitant Mortality Fluctuation Fund

     The Annuitant Mortality Fluctuation Fund is funded by GIAC and has been established in response to various regulatory requirements and provides for any possible adverse experience.

   Federal Income Taxes

     The operations of VA-1 and VA-2 are part of the operations of GIAC and, as such, are included in the combined tax return of GIAC. GIAC is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended.

     Under the tax law, no federal income taxes are payable by GIAC with respect to the operations of VA-1 and VA-2.

NOTE 3 -- NET ASSETS, JUNE 30, 1998 (UNAUDITED)

     At June 30, 1998, net assets for the VA-1 and VA-2 Separate Accounts are comprised as follows:

                                                            UNITS             ACCUMULATION          TOTAL UNIT
                                                            OWNED              UNIT VALUE              VALUE
                                                          -----------         -------------         ------------
VA-1 Separate Account:
  VA-1 Division ........................................  115,019.838           $506.223732         $58,225,772
  Contracts receiving annuity benefits .................                                              2,945,549
                                                                                                    -----------
                                                                                                    $61,171,321
                                                                                                    ===========
VA-2 Separate Account:
  VA-2 Division. .......................................   33,134.879           $458.006425         $15,175,988
  VA-19 Division .......................................    5,272.173            445.793861           2,350,302
                                                                                                    -----------
                                                                                                     17,526,290
  Contracts receiving annuity benefits .................                                              1,177,295
                                                                                                    -----------
                                                                                                    $18,703,585
                                                                                                    ===========

NOTE 4 -- MORTALITY AND EXPENSE RISK CHARGES

     Charges for mortality and expense risk paid to GIAC are computed daily and are equal to an annual rate of 1% of the average daily net assets.

     Currently, GIAC makes no charge against VA-1 and VA-2 for GIAC's federal income taxes. However, GIAC reserves the right to charge taxes attributable to VA-1 and VA-2 in the future.

NOTE 5 -- ACCUMULATION UNIT VALUES FOR THE CURRENT PERIOD AND THE FOUR PRIOR YEAR ENDS

                                      JUNE 30,      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                        1998           1997            1996            1995            1994
                                     -----------    -----------     -----------     -----------     -----------
VA-1 Separate Account:
  VA-1 Division ..................   $506.223732    $447.042768     $334.789490     $267.313646     $201.042264
VA-2 Separate Account:
  VA-2 Division ..................   $458.006425    $404.462389     $302.901130     $241.852311     $181.893203
  VA-19 Division .................   $445.793861    $393.677554     $294.824378     $235.403384     $177.043070

NOTE: In some instances the calculation of total assets may not agree due to rounding.

SCHEDULE OF INVESTMENTS
June 30, 1998 (Unaudited)

O The Guardian Park Avenue Fund

--------------------------------------------------------------------------------
COMMON STOCKS -- 93.0%
--------------------------------------------------------------------------------
Shares                                                                   Value
--------------------------------------------------------------------------------
AEROSPACE AND DEFENSE -- 1.7%
      39,000    Alliant Techsystems, Inc.*                           $ 2,466,750
      80,000    Cordant Technologies, Inc.                             3,690,000
      68,800    General Dynamics Corp.                                 3,199,200
      48,889    Lockheed Martin Corp.                                  5,176,123
     115,580    Northrop Grumman Corp.                                11,919,188
     138,950    Precision Castparts Corp.                              7,416,456
      98,800    Rockwell Int'l. Corp.                                  4,748,575
      50,000    Sundstrand Corp.                                       2,862,500
     128,200    United Technologies Corp.                             11,858,500
                                                                     -----------
                                                                      53,337,292
--------------------------------------------------------------------------------
AIR TRANSPORTATION -- 1.7%
      63,000    Alaska Air Group, Inc.*                                3,437,438
     125,000    America West Hldg. Corp.*                              3,570,313
     348,000    AMR Corp., DE*                                        28,971,000
      43,000    Comair Hldgs., Inc.                                    1,327,625
     100,000    Continental Airlines, Inc.*                            6,087,500
      75,000    Delta Airlines, Inc.                                   9,693,750
      37,000    UAL Corp.*                                             2,886,000
                                                                     -----------
                                                                      55,973,626
--------------------------------------------------------------------------------
APPLIANCE AND FURNITURE -- 0.8%
     176,000    Ethan Allen Interiors, Inc.                            8,789,000
     141,000    Furniture Brands Int'l., Inc.*                         3,956,812
     100,000    Hon Industries, Inc.                                   3,400,000
      80,000    Knoll Corp.*                                           2,360,000
      60,000    Leggett & Platt, Inc.                                  1,500,000
     180,000    Herman Miller, Inc.                                    4,376,250
                                                                     -----------
                                                                      24,382,062
--------------------------------------------------------------------------------
AUTOMOTIVE -- 2.1%
     150,000    Chrysler Corp.                                         8,456,250
     940,000    Ford Motor Co.                                        55,460,000
      69,700    General Motors Corp.                                   4,656,831
                                                                     -----------
                                                                      68,573,081
--------------------------------------------------------------------------------
AUTOMOTIVE PARTS -- 0.6%
      38,000    Arvin Industries, Inc.                                 1,379,875
      68,000    Cooper Tire & Rubber Co.                               1,402,500
      84,000    Goodyear Tire & Rubber Co.                             5,412,750
     104,500    Kaydon Corp.                                           3,690,156
     282,933    Meritor Automotive, Inc.                               6,790,392
      24,000    Modine Mfg. Co.                                          831,000
      18,000    Timken Co.                                               554,625
                                                                     -----------
                                                                      20,061,298
--------------------------------------------------------------------------------
BIOTECHNOLOGY -- 0.1%
      56,100    Amgen, Inc.*                                           3,667,538
--------------------------------------------------------------------------------
  BUILDING MATERIALS AND HOMEBUILDERS -- 0.9%
      33,000    Centex Construction Products, Inc.                     1,270,500
      16,500    Crossman Communities, Inc.*                              501,188
      65,000    Fleetwood Enterprises, Inc.                            2,600,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Shares                                                                   Value
--------------------------------------------------------------------------------
     150,000    D.R. Horton, Inc.*                                  $  3,131,250
      92,500    Lafarge Corp.                                          3,636,406
      63,000    Lennar Corp.                                           1,858,500
       6,700    Lone Star Industries, Inc.                               516,319
      50,555    Martin Marietta Materials, Inc.                        2,274,975
      18,000    Medusa Corp.                                           1,129,500
      62,000    Southdown, Inc.                                        4,425,250
      65,000    USG Corp.                                              3,518,125
      24,000    U.S. Home Corp.*                                         990,000
       6,300    Valspar Corp.                                            249,637
      38,600    Vulcan Materials Co.                                   4,118,138
                                                                     -----------
                                                                      30,219,788
--------------------------------------------------------------------------------
CAPITAL GOODS-MISCELLANEOUS TECHNOLOGY -- 0.0%
      40,000    AFC Cable Systems, Inc.*                               1,420,000
--------------------------------------------------------------------------------
CHEMICALS -- 3.9%
      68,000    Albemarle Corp.                                        1,500,250
     233,400    Cambrex Corp.                                          6,126,750
      49,000    Carlisle Cos., Inc.                                    2,110,063
     115,000    Crompton & Knowles Corp.                               2,896,562
      36,900    Dexter Corp.                                           1,173,881
     270,000    Dow Chemical Co.                                      26,105,625
     551,600    E.I. Dupont de Nemours, Inc.                          41,163,150
     230,000    Lyondell Petrochemical Co.                             7,000,625
     150,000    Millennium Chemicals, Inc.                             5,081,250
     153,500    Minnesota Mining & Mfg. Co.                           12,615,781
     146,100    Morton Int'l., Inc.                                    3,652,500
      65,000    PPG Industries, Inc.                                   4,521,562
      25,000    Rohm & Haas Co.                                        2,598,438
     215,000    Solutia, Inc.                                          6,167,812
      43,700    Union Carbide Corp.                                    2,332,488
                                                                     -----------
                                                                     125,046,737
--------------------------------------------------------------------------------
COMPUTER SOFTWARE -- 3.9%
       8,000    ChoicePoint, Inc.*                                       405,000
     215,000    Computer Associates Int'l., Inc.                      11,945,938
      27,000    DST Systems, Inc.*                                     1,512,000
       7,500    J.D. Edwards*                                            322,031
     932,000    Microsoft Corp.*                                     101,005,500
      74,000    Sterling Software, Inc.*                               2,187,625
     100,000    SunGuard Data Systems, Inc.*                           3,837,500
      65,000    Symantec Corp.*                                        1,698,125
      36,000    Wind River Systems, Inc.*                              1,291,500
                                                                     -----------
                                                                     124,205,219
--------------------------------------------------------------------------------
COMPUTER SYSTEMS -- 6.1%
      24,000    Apple Computer, Inc.*                                    687,000
     325,300    Compaq Computer Corp.                                  9,230,387
      37,200    Honeywell, Inc.                                        3,108,525
     602,100    Int'l. Business Machines                              69,128,606
     459,600    Lexmark Int'l. Group, Inc.*                           28,035,600
     150,000    Pitney Bowes, Inc.                                     7,218,750
--------------------------------------------------------------------------------

* Non-income producing security.              See notes to financial statements.

THE GUARDIAN PARK AVENUE FUND
Schedule of Investments (Continued)
--------------------------------------------------------------------------------
Shares                                                                   Value
--------------------------------------------------------------------------------
      30,600    Sanmina Corp.*                                      $  1,327,275
   1,465,600    Storage Technology Corp.*                             63,570,400
     240,200    Sun Microsystems, Inc.*                               10,433,687
     186,600    Western Digital Corp.*                                 2,204,213
                                                                    ------------
                                                                     194,944,443
--------------------------------------------------------------------------------
CONGLOMERATES -- 0.7%
      90,000    Loews Corp.                                            7,841,250
     190,000    Textron, Inc.                                         13,620,625
                                                                    ------------
                                                                      21,461,875
--------------------------------------------------------------------------------
CONTAINERS-METALS AND PLASTIC -- 0.1%
      37,000    Aptargroup, Inc.                                       2,300,937
--------------------------------------------------------------------------------
COSMETICS AND TOILETRIES -- 0.0%
      14,400    Alberto-Culver Co.                                       365,400
      15,666    Herbalife Int'l., Inc.                                   323,111
                                                                    ------------
                                                                         688,511
--------------------------------------------------------------------------------
DRUGS AND HOSPITALS -- 9.4%
   1,060,000    Abbott Laboratories                                   43,327,500
      65,820    Allegiance Corp.                                       3,373,275
     240,000    American Home Products Corp.                          12,420,000
     302,000    Arterial Vascular Engineering, Inc.*                  10,796,500
      19,500    Biomet, Inc.*                                            644,719
     463,200    Bristol-Myers Squibb Corp.                            53,239,050
      25,000    Health Care & Retirement Co.*                            985,938
     145,000    Lincare Hldgs., Inc.*                                  6,099,062
     319,300    Merck & Co., Inc.                                     42,706,375
      27,000    Patterson Dental Co.*                                    988,875
     734,900    Pfizer, Inc.                                          79,874,444
      27,000    Safeskin Corp.*                                        1,110,375
     517,400    Schering-Plough Corp.                                 47,406,775
                                                                    ------------
                                                                     302,972,888
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 2.9%
     998,000    General Electric Co.                                  90,818,000
      25,000    Hubbel, Inc.                                           1,040,625
                                                                    ------------
                                                                      91,858,625
--------------------------------------------------------------------------------
ELECTRONICS AND INSTRUMENTS -- 0.1%
      46,000    Analogic Corp.                                         2,058,500
      30,600    Dynatech Corp.*                                           95,625
      23,200    Fluke Corp.                                              762,700
      60,000    Tektronix, Inc.                                        2,122,500
                                                                    ------------
                                                                       5,039,325
--------------------------------------------------------------------------------
ENERGY-MISCELLANEOUS -- 0.3%
     495,300    Frontier Oil Corp.*                                    3,962,400
     129,500    Giant Industries, Inc.                                 2,250,063
     167,104    Holly Corp.                                            4,302,928
      86,500    Howell Corp.                                             940,687
                                                                    ------------
                                                                      11,456,078
--------------------------------------------------------------------------------
ENTERTAINMENT AND LEISURE -- 0.5%
      16,500    Anchor Gaming*                                         1,280,812
     400,000    Carnival Corp.                                        15,850,000
                                                                    ------------
                                                                      17,130,812
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Shares                                                                   Value
--------------------------------------------------------------------------------
FINANCIAL-BANKS -- 9.2%
      25,000    Associated Bank Corp.                               $    940,625
     471,000    BankAmerica Corp.                                     40,712,063
     221,944    Bank of Boston Corp.                                  12,345,635
     130,000    Bank of New York, Inc.                                 7,889,375
      53,000    BB&T Corp.                                             3,584,125
      13,000    CCB Financial Corp.                                    1,381,250
      15,000    Centura Banks, Inc.                                      937,500
     768,520    Chase Manhattan Corp.                                 58,023,260
     153,364    Citicorp                                              22,889,577
      81,000    City National Corp.                                    2,991,937
      94,050    Comerica, Inc.                                         6,230,813
      67,875    Commerce Bankshares, Inc.                              3,313,148
      22,000    Community First Bankshares                               576,125
      20,100    Cullen Frost Bankers, Inc.                             1,090,425
      51,255    Fifth Third Bancorp*                                   3,229,065
      36,200    First Chicago NBD Corp.                                3,208,225
      40,000    First Merit Corp.                                      1,165,000
     482,200    First Union Corp.                                     28,088,150
     235,000    Fleet Financial Group, Inc.                           19,622,500
      51,989    Hubco, Inc.                                            1,861,856
      90,000    Imperial Bancorp*                                      2,700,000
      92,200    KeyCorp                                                3,284,625
      14,631    M & T Bank Corp.                                       8,105,574
     187,600    Mellon Bank Corp.                                     13,061,650
      61,060    National City Corp.                                    4,335,260
     165,496    Norwest Corp.                                          6,185,413
      34,500    Premier Bancshares, Inc., GA                             914,250
      67,500    Star Banc Corp.                                        4,311,563
     201,642    Summit Bancorp                                         9,577,995
      38,000    Union BanCal Corp.                                     3,667,000
     150,000    U.S. Bancorp, Inc.                                     6,450,000
      15,000    U.S. Trust Corp.                                       1,143,750
      52,000    Webster Financial Corp.                                1,729,000
      21,500    Wells Fargo & Co.                                      7,933,500
      36,000    Westamerica Bancor                                     1,156,500
      49,600    Zions Bancorp                                          2,635,000
                                                                    ------------
                                                                     297,271,734
--------------------------------------------------------------------------------
FINANCIAL-OTHER -- 7.9%
     302,400    American Express Co.                                  34,473,600
     200,495    Associates First Capital Corp.                        15,413,053
     155,000    Countrywide Credit Industries, Inc.                    7,866,250
      25,000    Dain Rauscher Corp.                                    1,368,750
      23,000    Donaldson, Lufkin & Jenrette Sec. Corp.                1,168,688
      10,000    Duff & Phelps Credit Rating Co.                          557,500
     124,800    A.G. Edwards, Inc.                                     5,327,400
     154,800    Federal Home Loan Mortgage Corp.                       7,285,275
     396,500    Federal National Mortgage Assn.                       24,087,375
     186,000    Franklin Resources, Inc.                              10,044,000
     125,000    H & R Block, Inc.                                      5,265,625
     200,000    Jefferies Group, Inc.                                  8,200,000
     109,333    Legg Mason, Inc.                                       6,293,481
     122,000    Lehman Brothers Hldgs., Inc.                           9,462,625
     164,800    McDonald  & Co. Investments, Inc.                      5,407,500
--------------------------------------------------------------------------------
See notes to financial statements.             * Non-income producineg security.

THE GUARDIAN PARK AVENUE FUND
Schedule of Investments (Continued)
--------------------------------------------------------------------------------
Shares                                                                   Value
--------------------------------------------------------------------------------
     213,500    Merrill Lynch & Co., Inc.                          $  19,695,375
     251,775    Morgan Keegan, Inc.                                    6,514,678
     180,000    Morgan Stanley Dean Witter                            16,447,500
     175,000    Paine Webber Group, Inc.                               7,503,125
      26,200    Ragen MacKenzie Group, Inc.*                             396,275
     151,425    Raymond James Financial, Inc.                          4,533,286
     175,000    SLM Hldg. Corp.                                        8,575,000
     787,500    Travelers Group, Inc.                                 47,742,187
                                                                    ------------
                                                                     253,628,548
--------------------------------------------------------------------------------
FINANCIAL-THRIFT -- 1.6%
      16,164    H.F. Ahmanson & Co.                                    1,147,644
      39,200    Astoria Financial Corp.                                2,097,200
     308,593    BankAtlantic Bancorp, Inc.                             3,762,130
      16,000    California Federal Bancorp, Inc.*                        344,000
     216,292    Charter One Financial, Inc.                            7,286,337
      70,500    Coastal Bancorp, Inc.                                  1,727,250
      20,000    Coast Federal Litigation Trust*                          302,500
     102,150    Commercial Federal Corp.                               3,230,494
     220,000    Dime Bancorp, Inc.                                     6,586,250
      46,400    Golden State Bancorp, Inc.*                            1,380,400
      46,400    Golden State Bancorp, Inc.* (warrants)                   246,500
     108,000    Greenpoint Financial Corp.                             4,063,500
      76,000    Long Island Bancorp, Inc.                              4,617,000
      40,590    MAF Bancorp, Inc.                                      1,476,461
      20,960    Pacific Crest Capital, Inc.*                             369,420
     127,200    Progressive Bank, Inc.                                 4,968,750
     525,949    Sovereign Bancorp, Inc.                                8,595,979
                                                                    ------------
                                                                      52,201,815
--------------------------------------------------------------------------------
FOOD, BEVERAGE AND TOBACCO -- 1.4%
      66,220    CKE Restaurants, Inc.                                  2,731,575
      48,256    Earthgrains Co.                                        2,696,304
     189,000    Fortune Brands, Inc.                                   7,264,688
     100,000    Interstate Bakeries Corp.                              3,318,750
     338,700    Philip Morris Cos., Inc.                              13,336,313
      72,600    Pioneer Hi-Bred Int'l., Inc.                           3,003,825
     125,000    Sara Lee Corp.                                         6,992,188
      38,000    Smithfield Foods, Inc.*                                1,159,000
      63,000    Universal Corp., VA                                    2,354,625
                                                                    ------------
                                                                      42,857,268
--------------------------------------------------------------------------------
FOOTWEAR -- 0.3%
     107,200    Footstar, Inc.*                                        5,145,600
      49,000    Payless ShoeSource, Inc.*                              3,610,687
      64,000    Stride Rite Corp.                                        964,000
                                                                    ------------
                                                                       9,720,287
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 1.5%
     186,700    Dial Corp.                                             4,842,531
     478,600    Procter & Gamble Co                                   43,582,512
                                                                    ------------
                                                                      48,425,043
--------------------------------------------------------------------------------
INSURANCE -- 6.1%
      37,500    Allied Group, Inc.                                     1,755,469
     487,800    Allstate Corp.                                        44,664,188
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Shares                                                                   Value
--------------------------------------------------------------------------------
      30,000    W.R. Berkley Corp.                                  $  1,201,875
     134,000    Chicago Title Corp.*                                   6,189,125
      46,000    Chubb Corp.                                            3,697,250
     153,000    Cigna Corp.                                           10,557,000
      40,000    CMAC Investment Corp.                                  2,460,000
      24,000    Enhance Financial Svcs. Group, Inc.                      810,000
     130,000    Equitable Cos., Inc.                                   9,741,875
      98,000    Everest Reinsurance Hldgs                              3,766,875
      40,500    Executive Risk, Inc.                                   2,986,875
      33,000    Fidelity National Financial, Inc.                      1,313,812
      37,000    Financial Sec. Assur. Hldgs. Ltd.                      2,173,750
      74,000    General RE Corp.                                      18,759,000
      90,100    Hartford Financial Svcs. Group, Inc.                  10,305,187
     150,000    Horace Mann Educators Corp.                            5,175,000
      54,000    Jefferson Pilot Corp.                                  3,128,625
      63,120    Liberty Financial Cos., Inc.                           2,177,640
     118,000    Lincoln National Corp., Inc.                          10,782,250
     237,000    Marsh & McLennan Cos., Inc.                           14,323,687
      50,600    MBIA, Inc.                                             3,788,675
      30,000    Mercury General Corp.                                  1,933,125
     206,000    MGIC Investment Corp.                                 11,754,875
     229,500    Old Republic Int'l. Corp.                              6,727,219
     134,000    Penn America Group, Inc.*                              1,809,000
      58,000    Reinsurance Group of America*                          2,976,125
      56,706    ReliaStar Financial Group                              2,721,888
     130,045    St. Paul Cos., Inc.                                    5,470,018
      92,250    State Auto Financial Corp.                             2,940,469
       8,000    Unitrin, Inc.                                            556,000
                                                                    ------------
                                                                     196,646,877
--------------------------------------------------------------------------------
LODGING -- 0.1%
     100,000    Fairfield Communities, Inc.*                           1,918,750
     135,000    Prime Hospitality Corp.*                               2,354,063
                                                                    ------------
                                                                       4,272,813

--------------------------------------------------------------------------------
MACHINERY AND EQUIPMENT -- 0.7%
     100,500    AAR Corp.                                              2,971,031
      72,500    Dover Corp.                                            2,483,125
      93,000    Eaton Corp.                                            7,230,750
      54,100    Illinois Tool Works, Inc.                              3,607,794
     102,500    Parker Hannifin Corp.                                  3,907,813
      25,000    SPX Corp.*                                             1,609,375
                                                                    ------------
                                                                      21,809,888
--------------------------------------------------------------------------------
MERCHANDISING-DEPARTMENT STORES -- 3.0%
     120,400    Dayton Hudson Corp.                                    5,839,400
     125,000    Federated Department Stores, Inc.*                     6,726,562
     215,000    Fred Meyer, Inc., DE*                                  9,137,500
      87,000    Shopko Stores, Inc.*                                   2,958,000
      40,000    Stein Mart, Inc.*                                        540,000
     376,800    TJX Cos., Inc.                                         9,090,300
   1,001,900    Wal-Mart Stores, Inc.                                 60,865,425
                                                                    ------------
                                                                      95,157,187
--------------------------------------------------------------------------------
* Non-income producing security.              See notes to financial statements.

THE GUARDIAN PARK AVENUE FUND
Schedule of Investments (Continued)

--------------------------------------------------------------------------------
Shares                                                                   Value
--------------------------------------------------------------------------------
MERCHANDISING-DRUGS -- 0.6%
      38,000    Cardinal Health, Inc.                              $   3,562,500
     261,956    CVS Corp.                                             10,199,912
      37,000    General Nutrition Cos., Inc.*                          1,151,625
      75,000    Walgreen Co.                                           3,098,437
                                                                    ------------
                                                                      18,012,474
--------------------------------------------------------------------------------
MERCHANDISING-FOOD -- 1.1%
     240,000    Albertson's, Inc.                                     12,435,000
     377,650    Safeway, Inc.*                                        15,365,634
      20,000    Suiza Foods Corp.*                                     1,193,750
     113,000    Supervalu, Inc.                                        5,014,375
                                                                    ------------
                                                                      34,008,759
--------------------------------------------------------------------------------
MERCHANDISING-MASS -- 0.1%
      43,500    Brylane, Inc.*                                         2,001,000
      20,000    Lands End, Inc.*                                         632,500
                                                                    ------------
                                                                       2,633,500
--------------------------------------------------------------------------------
MERCHANDISING-SPECIAL -- 2.9%
      42,300    Best Buy, Inc.*                                        1,530,625
      69,000    BJ's Wholesale Club, Inc.*                             2,803,125
      71,000    The Dress Barn*                                        1,766,125
     360,000    GAP, Inc.                                             22,185,000
     370,000    Home Depot, Inc.                                      30,733,125
      46,600    Lowes Cos., Inc.*                                      1,890,213
     237,500    Pier 1 Imports, Inc.                                   5,670,312
     143,750    Proffitts, Inc.*                                       5,803,906
     159,000    Ross Stores, Inc.*                                     6,837,000
     250,000    Tandy Corp.                                           13,265,625
      32,500    Tiffany & Co., Inc.                                    1,560,000
                                                                    ------------
                                                                      94,045,056
--------------------------------------------------------------------------------
METALS-MISCELLANEOUS -- 0.1%
      47,619    Alumax, Inc.                                           2,208,331
--------------------------------------------------------------------------------
MISCELLANEOUS-CAPITAL GOODS -- 0.1%
      69,000    Aeroquip-Vickers, Inc.                                 4,027,875
--------------------------------------------------------------------------------
MISCELLANEOUS-CONSUMER GROWTH STAPLES -- 0.8%
      70,000    American Greetings Corp.                               3,565,625
     174,200    Cognizant Corp.*                                      10,974,600
      36,000    Interpublic Group Cos., Inc.                           2,184,750
      90,000    A.C. Nielsen Corp.*                                    2,272,500
     190,000    Valassis Communications, Inc.*                         7,326,875
                                                                    ------------
                                                                      26,324,350
--------------------------------------------------------------------------------
NATURAL GAS-DIVERSIFIED -- 0.1%
     153,000    Mitchell Energy & Dev. Corp.                           2,945,250
--------------------------------------------------------------------------------
OIL AND GAS PRODUCING -- 1.6%
      78,400    Barrett Resources Corp.*                               2,935,100
     238,900    Basin Exploration, Inc.*                               4,210,612
      64,300    Callon Petroleum Co.*                                    920,294
     263,600    Chieftain Int'l., Inc.*                                6,244,025
     153,000    Devon Energy Corp.                                     5,345,437
     190,401    Diamond Offshore Drilling, Inc.                        7,616,009
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Shares                                                                   Value
--------------------------------------------------------------------------------
      26,100    Forcenergy Gas Exploration, Inc.*                  $     464,906
      97,200    Meridian Resource Corp.*                                 686,475
     497,300    Petromet Resources Ltd.*                               1,118,925
      46,000    Petsec Energy Ltd.*                                      744,625
      60,000    Pride Int'l., Inc.*                                    1,016,250
     570,000    Rigel Energy Corp.*                                    5,190,446
     204,600    St. Mary Land & Exploration Co.                        4,935,975
      91,300    Snyder Oil Corp.                                       1,820,294
     152,100    Vastar Resources, Inc.                                 6,644,869
                                                                    ------------
                                                                      49,894,242
--------------------------------------------------------------------------------
OIL AND GAS SERVICES -- 2.2%
     150,000    BJ Services Co.*                                       4,359,375
      85,960    Camco Int'l., Inc.                                     6,694,135
      64,000    Cooper Cameron Corp.*                                  3,264,000
      82,900    ENSCO Int'l., Inc.                                     1,440,388
     121,000    Halliburton Co.                                        5,392,062
     190,500    Input/Output, Inc.*                                    3,393,281
     466,400    Nabors Industries, Inc.*                               9,240,550
     200,000    Noble Drilling Corp.*                                  4,812,500
     127,700    Offshore Logistics, Inc.*                              2,266,675
     215,600    Schlumberger Ltd.                                     14,728,175
      80,000    Smith Int'l., Inc.*                                    2,785,000
      52,000    Transocean Offshore, Inc.                              2,314,000
     144,800    Varco Int'l., Inc.*                                    2,868,850
      30,000    Veritas DGC, Inc.*                                     1,498,125
     112,100    Weatherford Enterra, Inc.*                             4,161,712
     170,000    Willbros Group, Inc.*                                  2,656,250
                                                                    ------------
                                                                      71,875,078
--------------------------------------------------------------------------------
OIL-INTEGRATED-DOMESTIC -- 0.3%
     142,000    Sun, Inc.                                              5,511,375
     284,000    Tesoro Petroleum, Inc.*                                4,508,500
                                                                    ------------
                                                                      10,019,875
--------------------------------------------------------------------------------
OIL-INTEGRATED-INTERNATIONAL -- 3.7%
     168,800    Chevron Corp.                                         14,020,950
   1,093,700    Exxon Corp.                                           77,994,481
     346,600    Mobil Corp.                                           26,558,225
                                                                    ------------
                                                                     118,573,656
--------------------------------------------------------------------------------
PAPER AND FOREST PRODUCTS -- 0.5%
      34,285    Deltic Timber Corp.                                      859,268
     215,000    Kimberly Clark Corp.                                   9,863,125
     111,500    Rayonier, Inc.                                         5,129,000
                                                                    ------------
                                                                      15,851,393
--------------------------------------------------------------------------------
PUBLISHING-NEWS -- 0.8%
      45,000    Central Newspapers, Inc.                               3,138,750
      86,400    Gannett Co., Inc.                                      6,139,800
     191,400    Harte-Hanks Communications                             4,940,513
      80,000    New York Times Co.                                     6,340,000
      50,000    Tribune Co.                                            3,440,625
       5,700    Washington Post Co.                                    3,283,200
                                                                    ------------
                                                                      27,282,888
--------------------------------------------------------------------------------
See notes to financial statements.              * Non-income producing security.

THE GUARDIAN PARK AVENUE FUND
Schedule of Investments (Continued)

--------------------------------------------------------------------------------
Shares                                                                   Value
--------------------------------------------------------------------------------
RAILROADS -- 0.4%
      40,301    Burlington Northern Santa Fe                       $   3,957,054
     182,500    Kansas City Southern Inds., Inc.                       9,056,563
                                                                    ------------
                                                                      13,013,617
--------------------------------------------------------------------------------
REAL ESTATE -- 0.1%
      63,000    LNR Property Corp.                                     1,614,375
--------------------------------------------------------------------------------
TEXTILE-APPAREL AND PRODUCTION -- 1.0%
      70,000    Burlington Industries, Inc.*                             984,375
      93,000    Liz Claiborne, Inc.                                    4,859,250
     196,000    Jones Apparel Group, Inc.*                             7,166,250
      29,000    Kellwood Co.                                           1,036,750
      37,500    Nautica Enterprises, Inc.*                             1,005,469
      15,000    St. John Knits, Inc.                                     579,375
     215,000    Unifi, Inc.                                            7,363,750
     136,000    V.F. Corp.                                             7,004,000
      53,000    Westpoint Stevens, Inc.*                               1,749,000
                                                                    ------------
                                                                      31,748,219
--------------------------------------------------------------------------------
TRANSPORTATION-MISCELLANEOUS -- 0.7%
     192,000    Airborne Freight Corp.                                 6,708,000
      37,000    Alexander & Baldwin, Inc.                              1,077,625
      22,000    Expeditors Int'l. Wash., Inc.                            968,000
     108,000    GATX Corp.*                                            4,738,500
     239,500    Maritrans, Inc.                                        2,170,469
     120,000    Sea Containers Ltd.*                                   4,590,000
      42,000    Trinity Industries, Inc.                               1,743,000
                                                                    ------------
                                                                      21,995,594
--------------------------------------------------------------------------------
TRUCKERS -- 0.1%
      18,000    FRP Pptys., Inc.*                                        585,000
      49,500    Rollins Truck Leasing Corp.                              612,562
      60,000    U.S. Freightways Corp.                                 1,970,625
      56,250    Werner Enterprises, Inc.                               1,072,266
                                                                    ------------
                                                                       4,240,453
--------------------------------------------------------------------------------
UTILITIES-ELECTRIC -- 1.3%
      22,600    Cleco Corp.                                              672,350
     134,464    Duke Energy Co.                                        7,966,992
      85,600    Energy East Corp.                                      3,563,100
     185,000    Florida Progress Corp.                                 7,608,125
     210,000    FPL Group, Inc.                                       13,230,000
      57,100    IPALCO Enterprises                                     2,537,381
      43,420    LG & E Energy Corp.                                    1,175,054
      21,500    Minnesota Power & Light Co.                              854,625
      58,000    NIPSCO Industries, Inc.                                1,624,000
      58,500    Texas Utilities Co.                                    2,435,063
                                                                    ------------
                                                                      41,666,690
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Shares                                                                   Value
--------------------------------------------------------------------------------
UTILITIES-GAS AND PIPELINE -- 0.1%
       5,100    Indiana Energy, Inc.                                 $   152,363
      45,000    KN Energy, Inc.                                        2,438,437
      33,700    NICOR, Inc.                                            1,352,212
                                                                    ------------
                                                                       3,943,012
--------------------------------------------------------------------------------
UTILITIES-TELECOMMUNICATIONS -- 6.8%
      29,000    Aliant Communications, Inc.                              795,688
     680,700    Ameritech Corp.                                       30,546,412
     666,200    AT & T Corp.                                          38,056,675
     650,000    Bell Atlantic Corp.                                   29,656,250
     858,100    BellSouth Corp.                                       57,599,963
     440,000    GTE Corp.*                                            24,475,000
     386,200    SBC Communications, Inc.                              15,448,000
     120,000    Sprint Corp.*                                          8,460,000
     285,000    U.S. West, Inc.*                                      13,395,000
                                                                    ------------
                                                                     218,432,988
--------------------------------------------------------------------------------
           TOTAL COMMON STOCKS
            (COST $2,096,367,434)                                  2,991,089,270
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 6.4%
--------------------------------------------------------------------------------
  Principal
   Amount                                                               Value
--------------------------------------------------------------------------------
$205,104,000 State Street Bank & Trust Co.
             repurchase agreement,
             dated 6/30/98, maturity
             value $205,136,475 at 5.70%,
             due 7/1/98 (collateralized
             by $5,105,000 U.S. Treasury
             Notes, 5.50%, due 3/31/03,
             by $25,505,000 U.S. Treasury
             Notes, 5.625%, due 12/31/99,
             by $20,405,000 U.S. Treasury
             Notes, 6.00%, due 6/30/99,
             by $51,010,000 U.S. Treasury
             Notes, 6.625%, due 6/30/01,
             by $56,215,000 U.S. Treasury
             Notes, 6.75%, due 5/31/99, and
             by $51,005,000 U.S. Treasury
             Notes, 6.75%, due 4/30/00)                           $  205,104,000
--------------------------------------------------------------------------------
            TOTAL REPURCHASE AGREEMENT
              (COST $205,104,000)                                    205,104,000
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 99.4%
  (COST $2,301,471,434)                                            3,196,193,270
  CASH, RECEIVABLES AND OTHER
   ASSETS LESS LIABILITIES -- 0.6%                                    20,040,489
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                              $3,216,233,759
--------------------------------------------------------------------------------
* Non-income producing security.              See notes to financial statements.

FINANCIAL STATEMENTS
--------------------

[ ] THE GUARDIAN PARK AVENUE FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
ASSETS
   Investments, at market (cost $2,301,471,434)                   $3,196,193,270
   Cash                                                                  823,936
   Receivable for securities sold                                     52,559,711
   Receivable for fund shares sold                                     5,846,077
   Dividends receivable                                                2,484,411
   Interest receivable                                                    32,500
   Other assets                                                            1,929
--------------------------------------------------------------------------------
             TOTAL ASSETS                                          3,257,941,834
--------------------------------------------------------------------------------
LIABILITIES
   Payable for securities purchased                                   31,486,373
   Payable for fund shares redeemed                                    3,072,722
   Accrued expenses                                                      351,898
   Due to affiliates                                                   6,797,082
--------------------------------------------------------------------------------
            TOTAL LIABILITIES                                         41,708,075
--------------------------------------------------------------------------------
            NET ASSETS                                            $3,216,233,759
================================================================================
COMPONENTS OF NET ASSETS
   Shares of beneficial interest, at par                          $      627,011
   Additional paid-in capital                                      2,204,075,918
   Undistributed net investment income                                 1,012,257
   Accumulated net realized gain on
     investments                                                     115,796,737
   Net unrealized appreciation
     of investments                                                  894,721,836
--------------------------------------------------------------------------------
           NET ASSETS                                             $3,216,233,759
================================================================================
NET ASSETS:
   Class A                                                        $2,876,742,621
   Class B                                                        $  339,491,138
--------------------------------------------------------------------------------
SHARES OF BENEFICIAL INTEREST OUTSTANDING -- $0.01 PAR VALUE
   Class A                                                            56,061,398
   Class B                                                             6,639,677
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
   Class A                                                                $51.31
   Class B                                                                $51.13
--------------------------------------------------------------------------------
MAXIMUM OFFERING PRICE PER SHARE
   Class A Only (Net Asset Value x 104.71%)*                              $53.73
--------------------------------------------------------------------------------
 * Based on sale of less than $100,000. On sale of $100,000 or more, the offering price is reduced.

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
Six Months Ended June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends                                                       $ 17,369,345
   Interest                                                           5,179,084
   Less: Foreign tax withheld                                            (6,750)
--------------------------------------------------------------------------------
       Total Income                                                  22,541,679
--------------------------------------------------------------------------------
EXPENSES:
   Investment advisory fees -- Note 2                                 7,284,233
   Administrative fees -- Class A -- Note 2                           2,202,622
   Administrative fees -- Class B -- Note 2                             344,161
   12b-1 fees -- Class B -- Note 3                                    1,032,483
   Transfer agent fees                                                1,315,990
   Custodian fees                                                       205,779
   Printing expense                                                     199,313
   Registration fees                                                    146,280
   Trustees' fees -- Note 2                                              12,000
   Audit fees                                                            10,250
   Legal fees                                                             6,250
   Insurance expense                                                      1,899
   Other                                                                    350
--------------------------------------------------------------------------------
       Total Expenses                                                12,761,610
--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                 9,780,069
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN/(LOSS)
   ON INVESTMENTS -- NOTE 5
      Net realized gain on
         investments -- Note 1                                      115,802,323
      Net change in unrealized appreciation
         of investments -- Note 5                                   250,877,923
--------------------------------------------------------------------------------
         NET REALIZED AND UNREALIZED GAIN ON
            INVESTMENTS                                             366,680,246
--------------------------------------------------------------------------------
         NET INCREASE IN NET ASSETS
            FROM OPERATIONS                                        $376,460,315
================================================================================


--------------------------------------------------------------------------------
See notes to financial statements.                                            15

THE GUARDIAN PARK AVENUE FUND
(Continued)

----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------
                                                  Six Months
                                                    Ended            Year Ended
                                                   June 30,         December 31,
                                                    1998               1997
                                                  (Unaudited)        (Audited)
--------------------------------------------------------------------------------
INCREASE/(DECREASE) IN NET ASSETS
  FROM OPERATIONS:
    Net investment income                        $  9,780,069    $   17,523,581
    Net realized gain on
      investments                                 115,802,323       250,113,783
    Net change in unrealized
      appreciation of investments                 250,877,923       296,292,118
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
  FROM OPERATIONS                                 376,460,315       563,929,482
--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
    Net investment income
      Class A                                      (9,135,616)      (17,140,750)
      Class B                                              --           (15,027)
    Net realized gain on
     investments
      Class A                                     (54,649,863)     (200,697,619)
      Class B                                      (6,490,127)      (16,602,423)
--------------------------------------------------------------------------------
  TOTAL DIVIDENDS AND
    DISTRIBUTIONS TO
    SHAREHOLDERS                                  (70,275,606)     (234,455,819)
--------------------------------------------------------------------------------
FROM CAPITAL SHARE TRANSACTIONS:
  Net increase in net assets
    from capital share
    transactions -- Note 6                        395,670,861       756,713,154
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                        701,855,570     1,086,186,817

NET ASSETS
Beginning of period                             2,514,378,189     1,428,191,372
--------------------------------------------------------------------------------
End of period*                                 $3,216,233,759    $2,514,378,189
================================================================================
* Includes undistributed net
  investment income of                         $    1,012,257     $     367,804

--------------------------------------------------------------------------------
                                               See notes to financial statements

================================================================================

NOTES TO
FINANCIAL STATEMENTS

================================================================================

June 30, 1998 (Unaudited)

[ ] THE GUARDIAN PARK AVENUE FUND

NOTE 1.  ACCOUNTING POLICIES

   The Guardian Park Avenue Fund (the Fund or GPAF) is a series of The Park Avenue Portfolio, which is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). GPAF, originally organized as a Delaware corporation in 1970, was reorganized into a Massachusetts business trust on April 28, 1989. On December 30, 1992, a majority of the outstanding shares of GPAF voted in favor of reorganizing the Fund as a series of The Park Avenue Portfolio, also a Massachusetts business trust. Significant accounting policies of the Fund are as follows:

   The Fund offers three classes of shares. Class A shares are sold with an initial sales load of up to 4.50% and an administrative fee of up to .25% on an annual basis of the Fund's average daily net assets. Class B shares are sold without an initial sales load but are subject to a 12b-1 fee of .75% and an administrative fee of up to .25% on an annual basis of the Fund's average daily net assets, and a contingent deferred sales load (CDSL) of up to 3% imposed on certain redemptions. Institutional Class shares are offered at net asset value, without an initial or contingent deferred sales load. All three classes of shares represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its separate distribution and certain class expenses, and has exclusive voting rights with respect to any matter to which a separate vote of any class is required.

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments

   Equity and debt securities listed on domestic or foreign securities exchanges are valued at the last sales price of such exchanges, or, if no sale occurred, at the mean of the bid and asked prices. Securities traded in the over-the-counter market are valued using the last sales price, when available. Otherwise, over-the-counter securities are valued at the mean between the bid and asked prices or yield equivalents as obtained from one or more dealers that make a market in the securities.

   Certain debt securities may be valued each business day by an independent pricing service (Service) approved by the Board of Trustees. Debt securities for which quoted bid prices, in the judgment of the Service, are readily available and representative of the bid side of the market, are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other debt securities that are valued by the Service are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

   Other securities, including securities for which market quotations are not readily available (such as mortgage-backed securities and restricted securities) are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Trustees. Repurchase agreements are carried at cost which approximates market value (see Note 4). Investment transactions are recorded on the date of purchase or sale.

   Security gains or losses are determined on an identified cost basis. Interest income, including amortization of premium and discount, is accrued daily. Dividend income is recorded on the ex-dividend date.

   All income, expenses (other than class-specific expenses) and realized and unrealized gains or losses are allocated daily to each class of shares based upon the relative value of shares of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class. For the six months ended June 30, 1998, distribution, administrative and transfer agent fees were the only class-specific expenses.

Foreign Currency Translation

   GPAF is permitted to buy international securities that are not U.S. dollar-denominated. GPAF's books and records are maintained in U.S. dollars as follows:

      (1) The foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated into U.S. dollars at the current rate of exchange.

      (2) Purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

   The resulting gains and losses are included in the Statement of Operations.

   Realized foreign exchange gains and losses, which result from changes in foreign exchange rates between the date on which a Fund earns dividends and interest or pays foreign withholding taxes or other expenses and the date on which U.S. dollar equivalent amounts are actually received or paid, are included in net realized gain or loss on foreign currencies. Realized foreign exchange gains and losses which result from changes in foreign exchange rates between the trade and settlement dates on security and currency transactions are also included in net realized gain on foreign currencies. Net currency gains and losses from valuing investments and other assets and liabilities denominated in foreign currency as of June 30, 1998 are reflected in net change in unrealized appreciation or depreciation from translation of assets and liabilities in foreign currencies based on the applicable exchange rate in effect at the end of period.

Forward Foreign Currency Contracts

   GPAF may enter into forward foreign currency contracts in connection with planned purchases or sales of securities, or to hedge against changes in currency exchange rates affecting the values of its investments that are denominated in a particular currency. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward exchange rate. Fluctuations in the value of forward foreign currency contracts are recorded for book purposes as unrealized gains or losses from translation of other assets and liabilities denominated in foreign currencies by GPAF. When a forward contract is closed, GPAF will record a realized gain or loss equal to the difference between the value of the forward contract at the time it was opened and the value at the time it was closed. Such amount is recorded in net realized gain or loss on foreign currencies. GPAF will not enter into a forward foreign currency contract if such contract would obligate it to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency.

Dividends and Distributions to Shareholders

   GPAF distributes each year as dividends or capital gains distributions substantially all realized earnings by the Fund, if any.

   All dividends or distributions to the shareholders are recorded on the ex-dividend date. Such distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles (GAAP). Differences between the recognition of income on an income tax basis and a GAAP basis may cause temporary overdistributions of net realized gains and net investment income.

Federal Income Taxes

   The Fund qualifies and intends to remain qualified to be taxed as a "regulated investment company" under the provisions of the Internal Revenue Code
(Code) and as such will not be subject to federal income tax on taxable income (including any realized capital gains) which is distributed in accordance with the provisions of the Code. Therefore, no federal income tax provision is required.

Reclassification of Capital Accounts

   The treatment for financial statement purposes of distributions made during the year from net investment income and net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences primarily are caused by differences in the timing of the recognition of certain components of income or capital gain; and the recharacterization of foreign exchange gains or losses to either ordinary income or realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Fund.

NOTE 2. INVESTMENT ADVISORY AGREEMENTS AND PAYMENTS TO RELATED PARTIES

   The Fund has an investment advisory agreement with Guardian Investor Services Corporation (GISC), an indirect wholly-owned subsidiary of The Guardian Life Insurance Company of America. The investment advisory agreement provides, among other things, for the quarterly payment by the Fund of a fee calculated at an annual rate of .50% of the average daily net assets of the Fund.

   Trustees who are not deemed to be "interested persons" (as defined in the 1940 Act) are paid $500 for each meeting of the Board of Trustees. An annual fee of $1,000 was also paid to each such Trustee during such period. GISC pays compensation to the Trustees who are interested persons. Certain officers and Trustees of the Fund are affiliated with GISC.

Administrative Services Agreement

   Pursuant to the Administrative Services Agreement adopted by the Fund on behalf of the Class A and Class B shares, the Fund pays GISC an administrative service fee at an annual rate of .25% of the average daily net assets for which a "dealer of record" has been designated. For the six months ended June 30, 1998, GPAF Class A shares paid an annualized rate of .17% of its average daily net assets under the Administrative Services Agreement.

NOTE 3. UNDERWRITING AGREEMENT AND DISTRIBUTION PLAN

   The Fund has entered into an Underwriting Agreement with GISC pursuant to which GISC serves as the principal underwriter for shares of the Fund. As compensation for its services, GISC received aggregate sales commissions of $4,645,433 for the six months ended June 30, 1998.

   Under a Distribution Plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan"), the Fund is authorized to pay a monthly 12b-1 fee at an annual rate of up to .75% of average daily net assets of the Fund's Class B shares as compensation for distribution-related services provided to the Class B shares of the Fund.

   GISC is entitled to retain any CDSL imposed on certain redemptions on Class B shares. For the six months ended June 30, 1998, such charges were $299,380.

NOTE 4. REPURCHASE AGREEMENTS

   Collateral under repurchase agreements takes the form of either cash or fully negotiable U.S. government securities. Repurchase agreements are fully collateralized (including the interest earned thereon) and marked-to-market daily while the agreements remain in force. If the value of the collateral falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral and may claim any resulting loss against the seller. The Board of Trustees has established standards to evaluate the creditworthiness of broker-dealers and banks which engage in repurchase agreements with the Fund.

NOTE 5. INVESTMENT TRANSACTIONS

   Purchases and proceeds from sales of securities (excluding short-term securities) amounted to $846,531,416 and $581,608,020, respectively, for the six months ended June 30, 1998.

   The cost of investments owned at June 30, 1998 for federal income tax purposes was the same as the cost for financial reporting purposes.

   Gross unrealized appreciation and depreciation of investments aggregated $927,754,001 and $33,032,165, respectively, resulting in net unrealized appreciation of $894,721,836.

   Forward foreign currency contracts represent commitments to purchase or sell a specified amount of foreign currency at a future date and at a future price (See Note 1). Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

   At June 30, 1998, GPAF had no open forward foreign currency contracts.

NOTE 6. SHARES OF BENEFICIAL INTEREST

   There is an unlimited number of $0.01 par value shares of beneficial interest authorized, divided into three classes, designated as Class A, Class B and Institutional Class shares. Through June 30, 1998, no Institutional Class shares of the Fund were sold. Transactions in shares of beneficial interest were as follows:


                                          Six Months                             Six Months
                                               Ended          Year Ended              Ended             Year Ended
                                       June 30, 1998   December 31, 1997      June 30, 1998      December 31, 1997
                                         (Unaudited)           (Audited)        (Unaudited)              (Audited)
------------------------------------------------------------------------------------------------------------------
                                                     Shares                                 Amount
------------------------------------------------------------------------------------------------------------------
CLASS A
Shares sold                               11,308,679          17,883,364       $553,993,879        $799,066,805
Shares issued in reinvestment of
  dividends and distributions              1,208,282           4,641,797         61,659,044         208,919,318
Shares repurchased                        (6,600,323)         (9,104,998)      (330,412,066)       (403,755,099)
---------------------------------------------------------------------------------------------------------------
NET INCREASE                               5,916,638          13,420,163       $285,240,857        $604,231,024
===============================================================================================================

CLASS B
Shares sold                                2,534,441           3,236,995       $124,247,004        $143,714,212
Shares issued in reinvestment of
  dividends and distributions                123,215             359,417          6,266,728          16,167,277
Shares repurchased                          (401,677)           (162,809)       (20,083,728)         (7,399,359)
---------------------------------------------------------------------------------------------------------------
NET INCREASE                               2,255,979           3,433,603       $110,430,004        $152,482,130
===============================================================================================================

NOTE 7.  LINE OF CREDIT

   A $50,000,000 line of credit available to GPAF and the other Guardian-related Funds has been established with Morgan Guaranty Trust Company. The rate of interest charged on any borrowing is based upon the prevailing Federal Funds rate at the time of the loan plus .25% calculated on a 360 day basis per annum. For the six months ended June 30, 1998, the Fund had not borrowed against this line of credit.

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================


[ ] THE GUARDIAN PARK AVENUE FUND

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIODS INDICATED:

---------------------------------------------------------------------------------------------------------------------------
                                                                              =======
                                                                              CLASS A
                                                                              =======
                              Six Months
                                 Ended                            Year Ended December 31, (Audited)
                             June 30, 1998 --------------------------------------------------------------------------------
                              (Unaudited)        1997         1996       1995       1994       1993       1992       1991
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF
  PERIOD                        $46.12         $37.91       $33.97     $26.89     $28.63     $25.17     $22.23     $18.26
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment
    income                        0.18           0.40         0.42       0.33       0.31       0.50       0.45       0.65
  Net realized and
    unrealized gain/
    (loss) on
    investments                   6.18          12.61         8.41       8.87      (0.72)      4.56       4.05       5.71
---------------------------------------------------------------------------------------------------------------------------
  Net increase/
    (decrease) from
    investment
    operations                    6.36          13.01         8.83       9.20      (0.41)      5.06       4.50       6.36
---------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
  TO SHAREHOLDERS FROM:
  Net investment
    income                       (0.17)         (0.39)       (0.42)     (0.33)     (0.31)     (0.50)     (0.44)     (0.66)
  Distributions in excess
    of net investment
    income                          --             --        (0.01)        --         --         --         --         --
  Net realized gain
    on investments               (1.00)         (4.41)       (4.46)     (1.79)     (1.02)     (1.10)     (1.12)     (1.73)
---------------------------------------------------------------------------------------------------------------------------
  Total dividends and
    distributions                (1.17)         (4.80)       (4.89)     (2.12)     (1.33)     (1.60)     (1.56)     (2.39)
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  END OF PERIOD                 $51.31         $46.12       $37.91     $33.97     $26.89     $28.63     $25.17     $22.23
---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN*                    13.79%         34.85%       26.49%     34.28%     (1.44)%    20.28%     20.48%     35.16%
===========================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of
    period (000's
    omitted)                $2,876,743     $2,312,632   $1,392,186   $972,275   $640,917   $560,193   $335,660   $270,095
  Ratio of expenses
    to average net
    assets                        0.79%(a)       0.79%        0.79%      0.81%      0.84%      0.81%      0.68%      0.67%
  Ratio of net invest-
    ment income to
    average net assets            0.74%(a)       0.95%        1.19%      1.07%      1.15%      1.89%      1.94%      2.96%
  Portfolio turnover
    rate                            21%            50%          81%        78%        54%        46%        64%        57%
  Average rate of
    commissions
    paid(b)                    $0.0507        $0.0461      $0.0470         --         --         --         --         --
===========================================================================================================================



                                          =======
                                          CLASS A
                                          =======

                             Year Ended December 31, (Audited)
                             --------------------------------
                                  1990       1989       1988
------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF
  PERIOD                        $21.56     $20.46     $18.63
------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment
    income                        0.68       0.92       0.60
  Net realized and
    unrealized gain/
    (loss) on
    investments                  (3.28)      3.88       3.23
------------------------------------------------------------
  Net increase/
    (decrease) from
    investment
    operations                   (2.60)      4.80       3.83
------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
  TO SHAREHOLDERS FROM:
  Net investment
    income                       (0.70)     (0.98)     (0.55)
  Distributions in excess
    of net investment
    income                          --         --         --
  Net realized gain
    on investments                  --      (2.72)     (1.45)
------------------------------------------------------------
  Total dividends and
    distributions                (0.70)     (3.70)     (2.00)
------------------------------------------------------------
NET ASSET VALUE,
  END OF PERIOD                 $18.26     $21.56     $20.46
------------------------------------------------------------
TOTAL RETURN*                   (12.21)%    23.66%     20.78%
============================================================
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of
    period (000's
    omitted)                  $216,457   $228,190   $176,000
  Ratio of expenses
    to average net
    assets                        0.69%      0.70%      0.69%
  Ratio of net invest-
    ment income to
    average net assets            3.51%      4.01%      2.82%
  Portfolio turnover
    rate                            47%        47%        58%
  Average rate of
    commissions
    paid(b)                         --         --         --
============================================================

*    Excludes effect of sales load.

(a)  Annualized.

(b) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades on which commissions are charged.

FINANCIAL HIGHLIGHTS

[ ] THE GUARDIAN PARK AVENUE FUND

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIODS INDICATED:
================================================================================
                                                     CLASS B

                                   Six Months       Year Ended      May 1,1996+
                                     Ended           December       to December
                                 June 30, 1998       31, 1997        31, 1996
                                  (Unaudited)       (Audited)        (Audited)
--------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF
  PERIOD                            $46.02           $37.90         $36.26
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment
    income/(loss)                    (0.03)            0.00           0.05
  Net realized and
    unrealized gain
    on investments                    6.14            12.54           6.10
--------------------------------------------------------------------------------
  Net increase from
    investment
    operations                        6.11            12.54           6.15
--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
  TO SHAREHOLDERS FROM:
  Net investment
    income                              --            (0.01)         (0.05)
  Net realized gain
    on investments                   (1.00)           (4.41)         (4.46)
--------------------------------------------------------------------------------
  Total dividends and
    distributions                    (1.00)           (4.42)         (4.51)
--------------------------------------------------------------------------------
NET ASSET VALUE,
  END OF PERIOD                     $51.13           $46.02         $37.90
--------------------------------------------------------------------------------
TOTAL RETURN*                        13.28%           33.53%         17.35%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000's omitted)               $339,491         $201,746        $36,006
  Ratio of expenses
    to average net
    assets                            1.71%(a)         1.73%          1.77%(a)
  Ratio of net invest-
    ment income to
    average net assets               (0.16)%(a)        0.00%          0.04%(a)
  Portfolio turnover
    rate                                21%              50%            81%
  Average rate of
    commissions
    paid(b)                        $0.0507          $0.0461        $0.0470
--------------------------------------------------------------------------------
 +     Commencement of operations.
 *     Excludes effect of sales load.
(a)    Annualized.
(b) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades on which commissions are charged.

THE GUARDIAN LOGO

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
201 PARK AVENUE SOUTH
NEW YORK, NY 10003

FIRST CLASS MAIL
U.S. POSTAGE PAID
PERMIT NO. 1104
CLIFTON, NJ

EB 010247 06/98

THE GUARDIAN LOGO

THE GUARDIAN
INSURANCE & ANNUITY
COMPANY, INC.

A WHOLLY OWNED SUBSIDIARY OF
THE GUARDIAN LIFE INSURANCE
COMPANY OF AMERICA

SEMIANNUAL REPORT
TO CONTRACTOWNERS


THE GUARDIAN
VARIABLE ACCOUNT 1

THE GUARDIAN
VARIABLE ACCOUNT 2


Executive Offices
201 Park Avenue South
New York, NY 10003

Customer Service Office
P.O. Box 26210
Lehigh Valley, PA 18002-6210
1-800-221-3253

JUNE 30, 1998